Schedule of outstanding balance owing by related parties (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amount owing by related party	$ 10,000	$ 10,000
Amount owing by shareholders	10,000	10,000
Trade receivables from related party		302,309
Brandt Holdings Ltd [Member]
IfrsStatementLineItems [Line Items]
Amount owing by related party	5,300	5,300
Amount owing by shareholders	5,300	5,300
Stratifi Global Limited [Member]
IfrsStatementLineItems [Line Items]
Amount owing by related party	970	970
Amount owing by shareholders	970	970
Crescent East Limited [Member]
IfrsStatementLineItems [Line Items]
Amount owing by related party	960	960
Amount owing by shareholders	960	960
Joharne Limited [Member]
IfrsStatementLineItems [Line Items]
Amount owing by related party	960	960
Amount owing by shareholders	960	960
Renhari Limited [Member]
IfrsStatementLineItems [Line Items]
Amount owing by related party	960	960
Amount owing by shareholders	960	960
Moira Venture Limited [Member]
IfrsStatementLineItems [Line Items]
Amount owing by related party	850	850
Amount owing by shareholders	850	850
Forekast International Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Amount owing by related party	108,950	113,650
Amount owing by shareholders	108,950	113,650
Brandt Business Services Sdn Bhd [Member]
IfrsStatementLineItems [Line Items]
Trade receivables from related party		$ 302,309